Financial Assets at Amortized Cost - Summary of Financial Assets at Amortized Cost (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2022 USD ($)
Financial Instruments At Amortised Cost Category [Line Items]
Time deposits	$ 98,731	$ 29,239		$ 3,213
Restricted bank deposits	37,362	37,539		$ 1,216
Interest income	587	1,187	$ 2,206
Time Deposits
Financial Instruments At Amortised Cost Category [Line Items]
Time deposits	98,731	29,239
Restricted Bank Deposits
Financial Instruments At Amortised Cost Category [Line Items]
Restricted bank deposits	$ 37,362	$ 37,539